SHAREHOLDERS' EQUITY (Summary of Changes in Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of options
Outstanding at January 1, 2017	592,576
Exercised	(78,100)
Forfeited	(101,500)
Outstanding at December 31, 2017	412,976	592,576
Exercisable at December 31, 2017	99,643
Weighted-average exercise price
Outstanding at January 1, 2017	$ 4.6
Exercised	4.2
Forfeited	4.85
Outstanding at December 31, 2017	4.616	$ 4.6
Exercisable at December 31, 2017	$ 4.49
Weighted-average remaining contractual life
Outstanding	44 months 6 days	52 months 3 days
Exercisable at December 31, 2017	29 months 14 days
Aggregate intrinsic value (in thousands)
Outstanding at January 1, 2017	$ 277
Outstanding at December 31, 2017	183	$ 277
Exercisable at December 31, 2017	$ 57